Sales revenues (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Sales Revenues

	2019	2018 Reclassifed	2017 Reclassifed
Diesel	23,007	23,450	19,642
Diesel subsidy	—	1,415	—
Gasoline	9,810	11,690	12,231
Liquefied petroleum gas	4,159	4,490	3,999
Jet fuel	3,832	4,208	3,264
Naphtha	1,669	2,455	2,637
Fuel oil (including bunker fuel)	1,026	1,233	1,419
Other oil products	3,410	3,769	3,258

Subtotal oil products	46,913	52,710	46,450

Natural gas	5,929	5,425	5,001
Renewables and nitrogen products	245	366	3,498
Breakage	645	687	—
Electricity	1,322	2,027	3,616
Services, agency and others	940	1,370	1,223

Domestic market	55,994	62,585	59,788

Exports	18,085	15,413	12,677
Sales abroad (*)	2,510	6,640	5,419

Foreign market	20,595	22,053	18,096

Sales revenues	76,589	84,638	77,884

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.

Summary of Remaining Performance Obligations
8.3. Remaining performance obligations
The company has current sales contracts with original expected duration of more than 1 year, in which volumes of goods or services for future sales are determined with their respective payment terms.
The estimated remaining values of these contracts at the end of 2019 presented below are based on volumes of goods and services for future sales, as well as prices prevailing at December 31, 2019 or practiced in recent sales when they reflect the more directly observable information:

	Total	Expected recognition within 1 year
Domestic market
Gasoline	3,853	3,853
Diesel	6,538	6,538
Natural gas	15,929	4,714
Services and others	5,722	1,542
Naphtha	3,722	3,722
Electricity	4,286	718
Other oil products	45	45
Jet fuel	943	943
Foreign market
Exports	18,465	2,655
Sales abroad	—	—

Total	59,503	24,730